LOANS PAYABLE (Tables)	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
Disclosure Of Detailed Information About Brokerage Fees Explanatory [Text Block]
LMM Facility	$40,978
Brokerage Fees	2,802
Loan Payable	$43,780